Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Current:
Federal	$ 265.4	$ 262.1	$ 228.2
Foreign	4.2	6.1	6.8
State and local	22.9	20.5	23.7
Deferred:
Federal	(13.9)	(15.6)	(10.2)
Foreign	2.4	0.9	(6.9)
State and local	3.5	(0.9)	(0.1)
Total income tax expense	$ 284.5	$ 273.1	$ 241.5